Exhibit 99.1

World Omni Auto Receivables Trust 2015-B
Monthly Servicer Certificate
July 31, 2019

Dates Covered
Collections Period	07/01/19 - 07/31/19
Interest Accrual Period	07/15/19 - 08/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/19	131,154,647.23	14,727
Yield Supplement Overcollateralization Amount 06/30/19	1,892,770.00	0
Receivables Balance 06/30/19	133,047,417.23	14,727
Principal Payments	8,524,117.28	368
Defaulted Receivables	411,696.32	31
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/19	1,690,622.06	0
Pool Balance at 07/31/19	122,420,981.57	14,328

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	11.49%

Prepayment ABS Speed	1.17%

Overcollateralization Target Amount	10,324,099.57
Actual Overcollateralization	10,324,099.57

Weighted Average APR	4.18%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	23.60

Delinquent Receivables:
Past Due 31-60 days	3,882,081.47	295
Past Due 61-90 days	854,801.34	70
Past Due 91-120 days	164,016.25	14
Past Due 121+ days	0.00	0
Total	4,900,899.06	379

Total 31+ Delinquent as % Ending Pool Balance	4.00%

Recoveries	252,449.50

Aggregate Net Losses/(Gains) - July 2019	159,246.82

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.44%
Prior Net Losses Ratio	0.45%
Second Prior Net Losses Ratio	0.26%
Third Prior Net Losses Ratio	0.17%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.94%

Flow of Funds	$ Amount

Collections	9,246,495.50
Advances	(5,228.04)
Investment Earnings on Cash Accounts	36,357.98
Servicing Fee	(110,872.85)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,166,752.59

Distributions of Available Funds
(1) Class A Interest	152,828.17
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,733,665.66
(7) Supplemental Reserve Amount	0.00
(8) Distribution to Certificateholders	242,347.09
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	9,166,752.59

Servicing Fee	110,872.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 07/15/19	120,830,547.66
Principal Paid	8,733,665.66
Note Balance @ 08/15/19	112,096,882.00

Class A-1
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2a
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-2b
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-3
Note Balance @ 07/15/19	0.00
Principal Paid	0.00
Note Balance @ 08/15/19	0.00
Note Factor @ 08/15/19	0.0000000%

Class A-4
Note Balance @ 07/15/19	99,670,547.66
Principal Paid	8,733,665.66
Note Balance @ 08/15/19	90,936,882.00
Note Factor @ 08/15/19	72.7495056%

Class B
Note Balance @ 07/15/19	21,160,000.00
Principal Paid	0.00
Note Balance @ 08/15/19	21,160,000.00
Note Factor @ 08/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	190,739.84
Total Principal Paid	8,733,665.66
Total Paid	8,924,405.50

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	2.32500%
Coupon	2.72500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	1.84000%
Interest Paid	152,828.17
Principal Paid	8,733,665.66
Total Paid to A-4 Holders	8,886,493.83

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1890085
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.6543914
Total Distribution Amount	8.8433999

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.2226254
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	69.8693253
Total A-4 Distribution Amount	71.0919507

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 06/30/19	45,207.62
Balance as of 07/31/19	39,979.58
Change	(5,228.04)

Reserve Account
Balance as of 07/15/19	17,081,024.89
Investment Earnings	34,121.76
Investment Earnings Paid	(34,121.76)
Deposit/(Withdrawal)	-
Balance as of 08/15/19	17,081,024.89
Change	-

Required Reserve Amount	17,081,024.89